Schedule of Investments(a)
March 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–52.77%
Advertising–0.17%
Lamar Media Corp.,
3.75%, 02/15/2028	$44,000	$44,027
3.63%, 01/15/2031(b)	16,000	15,477
		59,504
Aerospace & Defense–0.37%
Boeing Co. (The),
2.75%, 02/01/2026	39,000	40,172
2.20%, 02/04/2026	65,000	64,843
Teledyne Technologies, Inc., 2.75%, 04/01/2031	23,000	22,946
		127,961
Airlines–0.92%
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	16,626	16,061
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	6,000	6,051
Series 2020-1, Class AA, 2.00%, 06/10/2028	12,611	12,662
Delta Air Lines, Inc., 7.38%, 01/15/2026	7,000	8,193
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	49,332	52,688
4.75%, 10/20/2028(b)	75,843	82,538
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	24,495	25,036
Series 2020-1, Class A, 5.88%, 10/15/2027	78,066	86,722
Series 2018-1, Class AA, 3.50%, 03/01/2030	29,154	29,933
		319,884
Application Software–0.16%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	57,000	56,044
Asset Management & Custody Banks–0.39%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	31,000	33,031
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	49,271
CI Financial Corp. (Canada), 3.20%, 12/17/2030	55,000	54,756
		137,058
Auto Parts & Equipment–0.33%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	82,000	83,589
5.38%, 03/01/2029(b)	31,000	32,125
		115,714
Automobile Manufacturers–1.69%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	28,000	27,178
	Principal Amount	Value
Automobile Manufacturers–(continued)
American Honda Finance Corp., 1.80%, 01/13/2031	$42,000	$39,570
Ford Motor Credit Co. LLC,
3.09%, 01/09/2023	200,000	203,621
3.38%, 11/13/2025	205,000	208,741
Hyundai Capital America,
5.75%, 04/06/2023(b)	39,000	42,758
4.30%, 02/01/2024(b)	10,000	10,878
5.88%, 04/07/2025(b)	20,000	23,049
Toyota Motor Credit Corp., 1.65%, 01/10/2031	37,000	34,953
		590,748
Biotechnology–0.51%
AbbVie, Inc.,
2.30%, 11/21/2022	79,000	81,310
2.60%, 11/21/2024	92,000	97,183
		178,493
Broadcasting–0.02%
Fox Corp., 3.50%, 04/08/2030	7,000	7,453
Building Products–0.37%
Masco Corp.,
1.50%, 02/15/2028	37,000	35,582
2.00%, 02/15/2031	24,000	22,790
3.13%, 02/15/2051	23,000	21,640
Standard Industries, Inc., 3.38%, 01/15/2031(b)	52,000	49,335
		129,347
Cable & Satellite–0.66%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031(b)	19,000	19,066
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.50%, 06/01/2041	46,000	43,687
3.85%, 04/01/2061	60,000	55,112
Comcast Corp.,
3.95%, 10/15/2025	8,000	8,941
4.60%, 10/15/2038	17,000	20,546
3.25%, 11/01/2039	7,000	7,221
2.80%, 01/15/2051	31,000	28,480
4.95%, 10/15/2058	18,000	23,596
Cox Communications, Inc.,
1.80%, 10/01/2030(b)	8,000	7,411
2.95%, 10/01/2050(b)	19,000	16,847
		230,907
Computer & Electronics Retail–0.02%
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	8,000	8,500
Copper–0.31%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	57,000	60,626
4.38%, 08/01/2028	21,000	22,315

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Copper–(continued)
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	$18,000	$23,632
		106,573
Data Processing & Outsourced Services–0.19%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	22,000	21,658
PayPal Holdings, Inc.,
2.65%, 10/01/2026	26,000	27,532
2.85%, 10/01/2029	16,000	16,688
		65,878
Distributors–0.07%
Genuine Parts Co., 1.88%, 11/01/2030	26,000	23,995
Diversified Banks–6.86%
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(c)	81,000	76,236
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	161,826
Citigroup, Inc.,
2.88%, 07/24/2023(c)	12,000	12,363
3.11%, 04/08/2026(c)	33,000	35,253
4.41%, 03/31/2031(c)	27,000	30,848
2.57%, 06/03/2031(c)	55,000	55,002
3.88%(c)(d)	97,000	96,789
Series A, 5.95%(c)(d)	16,000	16,792
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(b)	200,000	194,454
3.31%, 03/11/2041(b)	200,000	194,331
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	52,279
HSBC Holdings PLC (United Kingdom),
6.00%(c)(d)	200,000	219,450
6.25%(c)(d)	200,000	211,690
ING Groep N.V. (Netherlands), 6.88%(b)(c)(d)	200,000	208,585
JPMorgan Chase & Co.,
1.11% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	60,000	60,747
2.08%, 04/22/2026(c)	43,000	44,189
3.63%, 12/01/2027	21,000	22,830
3.11%, 04/22/2041(c)	28,000	27,901
Series W, 1.19% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	43,000	36,872
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(c)	200,000	192,256
Standard Chartered PLC (United Kingdom), 3.27%, 02/18/2036(b)(c)	200,000	194,492
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	71,000	66,643
U.S. Bancorp,
1.38%, 07/22/2030	31,000	28,617
Series I, 3.73% (3 mo. USD LIBOR +3.49%)(d)(e)	47,000	47,117
Wells Fargo & Co.,
2.19%, 04/30/2026(c)	16,000	16,523
3.07%, 04/30/2041(c)	22,000	21,620
3.90%(c)(d)	38,000	38,400
	Principal Amount	Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(c)	$31,000	$29,455
		2,393,560
Diversified Capital Markets–1.38%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	250,000	272,264
7.13%(b)(c)(d)	200,000	208,402
		480,666
Diversified Metals & Mining–0.81%
Anglo American Capital PLC (South Africa), 5.38%, 04/01/2025(b)	203,000	231,483
FMG Resources August 2006 Pty Ltd. (Australia), 4.38%, 04/01/2031(b)	51,000	51,988
		283,471
Diversified REITs–1.36%
Brixmor Operating Partnership L.P.,
2.25%, 04/01/2028	8,000	7,862
4.05%, 07/01/2030	27,000	29,117
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	200,000	221,651
4.87%, 01/15/2030(b)	200,000	217,179
		475,809
Drug Retail–0.40%
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	120,196	139,906
Electric Utilities–0.45%
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	27,000	23,607
Duke Energy Progress LLC, 2.50%, 08/15/2050	55,000	47,010
Entergy Corp., 2.40%, 06/15/2031	47,000	45,512
Eversource Energy, Series Q, 0.80%, 08/15/2025	6,000	5,855
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	7,000	7,404
Southern Co. (The), Series B, 5.50%, 03/15/2057(c)	16,000	16,377
Southern Power Co., 0.90%, 01/15/2026	8,000	7,781
Virginia Electric and Power Co., 2.45%, 12/15/2050	2,000	1,712
		155,258
Electronic Components–0.55%
Corning, Inc., 5.45%, 11/15/2079	154,000	191,922
Electronic Equipment & Instruments–0.33%
Vontier Corp.,
1.80%, 04/01/2026(b)	25,000	24,932
2.40%, 04/01/2028(b)	49,000	48,265
2.95%, 04/01/2031(b)	42,000	41,080
		114,277
Electronic Manufacturing Services–0.11%
Jabil, Inc., 3.00%, 01/15/2031	40,000	39,775
Environmental & Facilities Services–0.16%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	56,000	54,390
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Financial Exchanges & Data–0.28%
Moody’s Corp.,
5.25%, 07/15/2044	$21,000	$27,175
3.25%, 05/20/2050	8,000	7,801
2.55%, 08/18/2060	8,000	6,500
MSCI, Inc., 3.88%, 02/15/2031(b)	36,000	36,810
S&P Global, Inc., 1.25%, 08/15/2030	22,000	20,160
		98,446
Food Retail–0.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	8,000	8,168
Gas Utilities–0.06%
East Ohio Gas Co. (The),
1.30%, 06/15/2025(b)	7,000	6,987
3.00%, 06/15/2050(b)	15,000	13,893
		20,880
Health Care Distributors–0.07%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	24,000	24,150
Health Care Facilities–0.04%
CommonSpirit Health, 1.55%, 10/01/2025	14,000	14,096
Health Care REITs–0.65%
Diversified Healthcare Trust,
6.75%, 12/15/2021	40,000	40,500
4.38%, 03/01/2031	29,000	28,343
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	26,000	24,241
Healthpeak Properties, Inc., 2.88%, 01/15/2031	16,000	16,157
National Health Investors, Inc., 3.00%, 02/01/2031	27,000	25,289
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	67,000	64,343
Physicians Realty L.P., 4.30%, 03/15/2027	8,000	8,797
Welltower, Inc., 3.10%, 01/15/2030	18,000	18,528
		226,198
Health Care Services–0.53%
Cigna Corp., 1.13% (3 mo. USD LIBOR + 0.89%), 07/15/2023(e)	41,000	41,513
CVS Health Corp.,
1.30%, 08/21/2027	35,000	33,653
2.70%, 08/21/2040	13,000	11,999
Mayo Clinic, 3.20%, 11/15/2061	42,000	42,039
Sutter Health, Series 20A, 3.36%, 08/15/2050	55,000	54,577
		183,781
Home Improvement Retail–0.28%
Lowe’s Cos., Inc.,
2.63%, 04/01/2031	54,000	54,270
3.50%, 04/01/2051	43,000	43,938
		98,208
Homebuilding–0.15%
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	50,000	52,211
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.24%
Expedia Group, Inc.,
4.63%, 08/01/2027(b)	$28,000	$31,182
2.95%, 03/15/2031(b)	22,000	21,717
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	32,000	31,099
		83,998
Independent Power Producers & Energy Traders–0.87%
AES Corp. (The),
1.38%, 01/15/2026(b)	14,000	13,658
2.45%, 01/15/2031(b)	29,000	27,750
Calpine Corp., 3.75%, 03/01/2031(b)	68,000	64,913
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	197,299
		303,620
Industrial REITs–0.03%
Lexington Realty Trust, 2.70%, 09/15/2030	11,000	10,759
Integrated Oil & Gas–1.41%
BP Capital Markets America, Inc.,
2.94%, 06/04/2051	48,000	42,893
3.38%, 02/08/2061	8,000	7,430
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	31,000	31,491
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	23,000	21,915
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	200,000	210,846
3.50%, 11/24/2070(b)	200,000	177,901
		492,476
Integrated Telecommunication Services–1.53%
AT&T, Inc.,
2.55%, 12/01/2033(b)	14,000	13,306
3.10%, 02/01/2043	43,000	40,215
3.50%, 09/15/2053(b)	64,000	59,256
3.55%, 09/15/2055(b)	80,000	73,348
3.50%, 02/01/2061	28,000	25,459
Verizon Communications, Inc.,
0.85%, 11/20/2025	42,000	41,130
2.55%, 03/21/2031	29,000	28,999
4.81%, 03/15/2039	14,000	16,776
2.65%, 11/20/2040	22,000	20,135
3.40%, 03/22/2041	32,000	32,532
2.88%, 11/20/2050	30,000	26,715
3.55%, 03/22/2051	59,000	59,025
3.00%, 11/20/2060	31,000	26,972
3.70%, 03/22/2061	70,000	69,311
		533,179
Interactive Home Entertainment–0.56%
Activision Blizzard, Inc., 2.50%, 09/15/2050	43,000	36,156
Electronic Arts, Inc.,
1.85%, 02/15/2031	59,000	55,683
2.95%, 02/15/2051	57,000	52,753
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	52,000	49,546
		194,138
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Interactive Media & Services–0.86%
Alphabet, Inc.,
1.90%, 08/15/2040	$8,000	$6,928
2.25%, 08/15/2060	40,000	32,721
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	33,000	35,475
Tencent Holdings Ltd. (China), 2.39%, 06/03/2030(b)	200,000	193,394
Twitter, Inc., 3.88%, 12/15/2027(b)	31,000	32,542
		301,060
Internet & Direct Marketing Retail–1.17%
Alibaba Group Holding Ltd. (China), 3.25%, 02/09/2061	200,000	185,468
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	16,000	16,437
Prosus N.V. (China), 3.83%, 02/08/2051(b)	233,000	205,155
		407,060
Internet Services & Infrastructure–0.28%
Twilio, Inc.,
3.63%, 03/15/2029	48,000	48,712
3.88%, 03/15/2031	48,000	49,145
		97,857
Investment Banking & Brokerage–2.08%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	20,000	21,337
Goldman Sachs Group, Inc. (The),
0.59% (SOFR + 0.58%), 03/08/2024(e)	94,000	93,960
3.50%, 04/01/2025	27,000	29,263
3.27%, 09/29/2025(c)	31,000	33,282
1.09%, 12/09/2026(c)	42,000	41,174
0.80% (SOFR + 0.79%), 12/09/2026(e)	93,000	93,082
0.82% (SOFR + 0.81%), 03/09/2027(e)	134,000	133,178
1.99%, 01/27/2032(c)	40,000	37,995
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	31,000	34,100
Morgan Stanley,
2.19%, 04/28/2026(c)	26,000	26,880
2.70%, 01/22/2031(c)	82,000	83,535
3.62%, 04/01/2031(c)	27,000	29,349
2.80%, 01/25/2052(c)	25,000	23,057
Raymond James Financial, Inc.,
4.65%, 04/01/2030	10,000	11,653
3.75%, 04/01/2051	31,000	32,134
		723,979
Life & Health Insurance–1.27%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	61,000	67,869
Athene Global Funding,
1.20%, 10/13/2023(b)	58,000	58,559
2.50%, 01/14/2025(b)	34,000	35,239
1.45%, 01/08/2026(b)	29,000	28,560
	Principal Amount	Value
Life & Health Insurance–(continued)
Athene Holding Ltd.,
4.13%, 01/12/2028	$13,000	$14,167
6.15%, 04/03/2030	31,000	37,855
3.50%, 01/15/2031	10,000	10,288
Belrose Funding Trust, 2.33%, 08/15/2030(b)	39,000	37,640
Brighthouse Financial, Inc., 4.70%, 06/22/2047	6,000	6,131
GA Global Funding Trust, 1.63%, 01/15/2026(b)	9,000	8,996
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	78,000	82,324
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	23,000	23,424
Pacific LifeCorp, 3.35%, 09/15/2050(b)	33,000	32,191
		443,243
Life Sciences Tools & Services–0.10%
Illumina, Inc., 2.55%, 03/23/2031	36,000	35,722
Managed Health Care–0.48%
Centene Corp., 2.50%, 03/01/2031	96,000	91,802
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	14,000	12,852
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	41,000	38,340
UnitedHealth Group, Inc., 3.75%, 07/15/2025	21,000	23,271
		166,265
Metal & Glass Containers–0.06%
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	22,000	21,560
Multi-line Insurance–0.78%
AIG Global Funding, 2.70%, 12/15/2021(b)	28,000	28,482
American Financial Group, Inc., 3.50%, 08/15/2026	8,000	8,681
American International Group, Inc., 3.40%, 06/30/2030	43,000	45,760
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	21,000	23,376
4.63%, 04/29/2030	33,000	36,082
3.38%, 03/03/2031(b)	21,000	20,947
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	108,388
		271,716
Multi-Utilities–0.20%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	23,000	24,516
WEC Energy Group, Inc.,
1.38%, 10/15/2027	26,000	25,149
1.80%, 10/15/2030	23,000	21,483
		71,148
Office REITs–0.38%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	29,000	32,365
3.38%, 08/15/2031	13,000	13,726
Boston Properties L.P., 3.25%, 01/30/2031	22,000	22,804
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Office REITs–(continued)
Highwoods Realty L.P., 2.60%, 02/01/2031	$7,000	$6,852
Office Properties Income Trust, 4.50%, 02/01/2025	53,000	55,806
		131,553
Oil & Gas Exploration & Production–1.51%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	47,000	47,574
Diamondback Energy, Inc., 4.40%, 03/24/2051	25,000	25,654
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	200,000	193,467
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	200,000	190,351
Murphy Oil Corp., 6.38%, 07/15/2028	40,000	40,104
Pioneer Natural Resources Co., 1.90%, 08/15/2030	33,000	30,652
		527,802
Oil & Gas Refining & Marketing–0.10%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	34,000	34,127
Oil & Gas Storage & Transportation–0.48%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029 (Acquired 01/06/2021; Cost $18,000)(b)(f)	18,000	17,764
Kinder Morgan, Inc., 3.25%, 08/01/2050	10,000	8,783
MPLX L.P.,
1.75%, 03/01/2026	31,000	31,069
2.65%, 08/15/2030	33,000	32,378
ONEOK, Inc.,
5.85%, 01/15/2026	9,000	10,547
6.35%, 01/15/2031	50,000	62,897
Western Midstream Operating L.P., 2.32% (3 mo. USD LIBOR + 2.10%), 01/13/2023(e)	4,000	3,922
		167,360
Other Diversified Financial Services–1.63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	150,000	161,414
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	39,000	37,321
4.25%, 04/15/2026(b)	18,000	18,870
2.75%, 02/21/2028(b)	41,000	38,566
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	45,000	41,365
2.80%, 09/30/2050(b)	20,000	17,979
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	34,000	33,824
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	20,000	19,860
LSEGA Financing PLC (United Kingdom), 2.50%, 04/06/2031(b)	200,000	197,579
		566,778
	Principal Amount	Value
Paper Packaging–0.38%
Berry Global, Inc.,
0.95%, 02/15/2024(b)	$72,000	$71,706
1.57%, 01/15/2026(b)	15,000	14,782
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	43,000	45,231
		131,719
Pharmaceuticals–0.05%
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	9,000	8,823
1.75%, 09/02/2027(b)	8,000	7,776
		16,599
Property & Casualty Insurance–0.44%
Allstate Corp. (The), 4.20%, 12/15/2046	8,000	9,244
Arch Capital Group Ltd., 3.64%, 06/30/2050	19,000	19,087
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	25,000	26,143
2.45%, 03/15/2031	35,000	33,891
W.R. Berkley Corp.,
4.00%, 05/12/2050	19,000	20,289
3.55%, 03/30/2052	45,000	45,383
		154,037
Real Estate Development–0.06%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	23,000	22,434
Regional Banks–1.41%
Citizens Financial Group, Inc., 3.25%, 04/30/2030	15,000	15,952
Fifth Third Bancorp,
4.30%, 01/16/2024	33,000	36,108
2.55%, 05/05/2027	21,000	21,871
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	23,000	24,073
KeyCorp, 2.25%, 04/06/2027	43,000	44,138
SVB Financial Group,
1.80%, 02/02/2031	50,000	46,204
4.10%(c)(d)	28,000	28,088
Synovus Financial Corp., 3.13%, 11/01/2022	20,000	20,680
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	253,264
		490,378
Reinsurance–0.14%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	32,000	29,551
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	17,000	18,639
		48,190
Renewable Electricity–0.07%
Northern States Power Co., 2.60%, 06/01/2051	27,000	24,251
Residential REITs–0.49%
Camden Property Trust, 2.80%, 05/15/2030	10,000	10,274
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Residential REITs–(continued)
Essex Portfolio L.P.,
1.65%, 01/15/2031	$16,000	$14,551
2.65%, 09/01/2050	12,000	10,036
Spirit Realty L.P.,
2.10%, 03/15/2028	23,000	22,391
4.00%, 07/15/2029	13,000	14,091
3.40%, 01/15/2030	43,000	44,628
2.70%, 02/15/2032	23,000	21,893
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	18,000	17,687
2.85%, 12/15/2032	14,000	13,572
		169,123
Restaurants–0.20%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	71,000	68,604
Retail REITs–0.50%
Kimco Realty Corp.,
1.90%, 03/01/2028	40,000	39,223
2.70%, 10/01/2030	21,000	20,933
National Retail Properties, Inc., 3.50%, 04/15/2051	45,000	44,394
Realty Income Corp., 3.25%, 01/15/2031	29,000	30,662
Regency Centers L.P., 4.13%, 03/15/2028	13,000	14,226
Retail Properties of America, Inc., 4.75%, 09/15/2030	22,000	23,329
		172,767
Semiconductor Equipment–0.04%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	14,000	14,806
Semiconductors–1.10%
Analog Devices, Inc., 2.95%, 04/01/2025	8,000	8,510
Broadcom, Inc.,
5.00%, 04/15/2030	49,000	55,907
2.45%, 02/15/2031(b)	29,000	27,394
3.42%, 04/15/2033(b)	85,000	85,452
3.47%, 04/15/2034(b)	137,000	137,827
Micron Technology, Inc.,
4.98%, 02/06/2026	13,000	14,890
4.19%, 02/15/2027	49,000	54,465
		384,445
Sovereign Debt–4.40%
Argentine Republic Government International Bond (Argentina),
1.00%, 07/09/2029	48	17
0.13%, 07/09/2046(g)	970	299
China Government International Bond (China), 2.25%, 10/21/2050(b)	200,000	175,686
Egypt Government International Bond (Egypt),
5.25%, 10/06/2025(b)	200,000	207,306
3.88%, 02/16/2026(b)	200,000	193,300
7.50%, 02/16/2061(b)	200,000	181,472
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	28,000	31,763
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	14,000	15,090
	Principal Amount	Value
Sovereign Debt–(continued)
Morocco Government International Bond (Morocco), 2.38%, 12/15/2027(b)	$200,000	$193,971
Peruvian Government International Bond (Peru),
2.78%, 01/23/2031	37,000	37,128
1.86%, 12/01/2032	30,000	27,371
3.30%, 03/11/2041	37,000	36,150
3.55%, 03/10/2051	43,000	42,031
2.78%, 12/01/2060	30,000	24,841
Turkey Government International Bond (Turkey),
4.75%, 01/26/2026	200,000	186,729
5.95%, 01/15/2031	200,000	182,030
		1,535,184
Specialized Finance–0.79%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	256,000	275,785
Specialized REITs–0.73%
American Tower Corp., 2.70%, 04/15/2031	87,000	87,247
CBRE Services, Inc., 2.50%, 04/01/2031	71,000	68,963
Life Storage L.P., 2.20%, 10/15/2030	8,000	7,570
SBA Communications Corp., 3.13%, 02/01/2029(b)	85,000	81,804
Simon Property Group L.P., 3.50%, 09/01/2025	8,000	8,668
		254,252
Specialty Chemicals–1.15%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	204,530
5.50%, 03/18/2031	200,000	196,500
		401,030
Steel–0.03%
United States Steel Corp., 6.88%, 03/01/2029	11,000	11,261
Systems Software–0.25%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	35,000	34,263
Leidos, Inc., 2.30%, 02/15/2031(b)	45,000	42,580
Microsoft Corp., 2.53%, 06/01/2050	12,000	10,949
		87,792
Technology Hardware, Storage & Peripherals–0.64%
Apple, Inc.,
4.25%, 02/09/2047	8,000	9,541
2.80%, 02/08/2061	113,000	101,719
Dell International LLC/EMC Corp.,
5.85%, 07/15/2025(b)	7,000	8,167
6.02%, 06/15/2026(b)	39,000	46,210
4.90%, 10/01/2026(b)	8,000	9,080
8.35%, 07/15/2046(b)	31,000	47,255
		221,972
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Tobacco–0.60%
Altria Group, Inc.,
4.40%, 02/14/2026	$6,000	$6,772
2.45%, 02/04/2032	46,000	43,989
3.70%, 02/04/2051	55,000	50,195
4.00%, 02/04/2061	55,000	50,943
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	28,000	27,594
Philip Morris International, Inc., 0.88%, 05/01/2026	31,000	30,125
		209,618
Trading Companies & Distributors–0.27%
Air Lease Corp.,
3.38%, 06/01/2021	50,000	50,230
3.00%, 09/15/2023	43,000	44,947
		95,177
Trucking–0.21%
Aviation Capital Group LLC,
0.88% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(e)	20,000	19,980
4.13%, 08/01/2025(b)	20,000	21,337
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	13,000	14,279
1.20%, 11/15/2025(b)	7,000	6,882
Ryder System, Inc., 3.35%, 09/01/2025	9,000	9,726
		72,204
Wireless Telecommunication Services–2.13%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	200,000	214,765
5.15%, 03/20/2028(b)	209,000	238,783
T-Mobile USA, Inc.,
2.63%, 04/15/2026	59,000	60,220
2.63%, 02/15/2029	32,000	31,113
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	200,000	198,096
		742,977
Total U.S. Dollar Denominated Bonds & Notes (Cost $18,273,944)		18,403,236
U.S. Treasury Securities–19.21%
U.S. Treasury Bills–0.43%
0.01% - 0.02%, 07/15/2021(h)(i)	150,000	149,996
U.S. Treasury Bonds–3.88%
1.88%, 02/15/2041	741,800	690,917
1.63%, 11/15/2050	795,500	663,124
		1,354,041
U.S. Treasury Notes–14.90%
0.13%, 03/31/2023	91,300	91,243
0.25%, 03/15/2024	172,500	172,049
0.75%, 03/31/2026	2,990,900	2,965,080
1.25%, 03/31/2028	1,322,700	1,309,163
0.88%, 11/15/2030	300	277
1.13%, 02/15/2031	696,900	658,516
		5,196,328
Total U.S. Treasury Securities (Cost $6,788,700)		6,700,365
Principal Amount		Value

Asset-Backed Securities–13.69%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 2.65%, 02/25/2035(j)	$6,812	$7,093
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(j)	33,709	33,965
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	86,720	87,657
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(j)	15,270	15,432
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(j)	42,275	43,121
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	65,100	65,465
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(e)	249,889	250,001
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(j)	70,000	76,589
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.56%, 04/10/2051(j)	42,000	46,136
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	95,263
Series 2019-B14, Class C, 3.78%, 12/15/2062(j)	83,700	86,233
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	73,751
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	60,454	62,236
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(j)	40,206	40,275
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(j)	41,812	42,833
Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(j)	49,305	50,291
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(j)	56,860	57,445
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(j)	72,221	72,589
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	65,625	66,244
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.53%, 08/10/2048(j)	72,000	79,105
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(g)	70,526	71,022
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	100,000	100,000
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	139,000	140,446
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.03%, 06/25/2034(j)	11,448	11,968
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

CSWF, Series 2018-TOP, Class B, 1.41% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(e)	$30,804	$30,850
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	49,250	53,370
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	49,250	52,287
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(j)	50,959	51,583
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	107,910	113,722
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	40,000	40,688
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	57,977
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	62,962	64,357
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(j)	34,071	34,753
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(g)	58,773	59,710
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	62,446	64,162
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.13%, 04/19/2036(j)	42,321	37,474
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	52,374
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	55,000	55,254
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	15,780	15,832
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(j)	38,953	39,399
Invitation Homes Trust, Series 2017-SFR2, Class C, 1.56% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(e)	100,000	100,378
Life Financial Services Trust, Series 2021-BMR, Class B, 0.99% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	100,000	100,228
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.52%, 11/25/2035(j)	10,122	10,228
Principal Amount		Value

Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(e)	$99,000	$99,083
Series 2017-CLS, Class B, 0.96% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(e)	49,000	49,043
Series 2017-CLS, Class C, 1.11% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(e)	33,000	33,029
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	89,762
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	64,219
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	67,226	68,681
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	52,797	54,234
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	60,383	61,441
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(j)	68,679	69,704
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	115,376
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	100,000	101,435
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	49,458	51,468
Star Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	102,000	101,998
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	62,609	63,844
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	91,235	91,546
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.55%, 09/25/2034(j)	6,709	6,877
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 2.44%, 11/25/2033(j)	49,024	49,489
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	100,000	100,313
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.32%, 04/25/2045(j)	26,270	26,796
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.50% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	250,000	250,686
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(j)	31,875	32,392
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	87,650
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	61,489	62,226
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	96,761	96,961
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	94,076	94,136
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	$58,050	$61,404
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 04/15/2045	80,000	81,997
Total Asset-Backed Securities (Cost $4,696,704)		4,775,576
U.S. Government Sponsored Agency Mortgage-Backed Securities–8.21%
Collateralized Mortgage Obligations–0.65%
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K062, Class A1, 3.03%, 09/25/2026	23,241	24,808
Series K083, Class AM, 4.03%, 10/25/2028(j)	23,000	26,641
Series K085, Class AM, 4.06%, 10/25/2028(j)	23,000	26,569
Series K089, Class AM, 3.63%, 01/25/2029(j)	39,000	44,024
Series K088, Class AM, 3.76%, 01/25/2029(j)	92,000	104,835
		226,877
Federal Home Loan Mortgage Corp. (FHLMC)–0.58%
6.50%, 08/01/2032	577	654
4.00%, 11/01/2048 to 07/01/2049	188,740	203,182
		203,836
Federal National Mortgage Association (FNMA)–1.97%
3.50%, 12/01/2030 to 05/01/2047	620,126	663,529
6.50%, 09/01/2031	549	640
7.00%, 09/01/2032	4,198	4,546
4.50%, 12/01/2048	15,529	16,887
		685,602
Government National Mortgage Association (GNMA)–1.26%
7.50%, 06/15/2023	232	233
8.50%, 11/15/2024	544	546
7.00%, 07/15/2031 to 08/15/2031	595	686
6.50%, 11/15/2031 to 03/15/2032	1,576	1,765
6.00%, 11/15/2032	871	1,026
4.00%, 07/20/2049	80,542	86,209
TBA, 2.00%, 04/01/2051(k)	345,000	348,369
		438,834
Uniform Mortgage-Backed Securities–3.75%
TBA, 2.00%, 04/01/2036 to 05/01/2051(k)	1,286,000	1,306,245
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,821,988)		2,861,394
	Shares
Preferred Stocks–2.32%
Asset Management & Custody Banks–0.11%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	35,000	38,008
Diversified Banks–0.97%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	53,000	59,492
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	30,000	34,350
	Shares		Value
Diversified Banks–(continued)
Citigroup, Inc., 5.00%, Series U, Pfd.(c)		95,000	$98,116
Citigroup, Inc., 4.00%, Series W, Pfd.(c)		57,000	57,698
JPMorgan Chase & Co., 3.68%, Series I, Pfd.(e)		72,000	72,039
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		11	15,592
			337,287
Integrated Telecommunication Services–0.34%
AT&T, Inc., 2.88%, Series B, Pfd.(c)		100,000	117,287
Investment Banking & Brokerage–0.64%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)		44,000	43,307
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)		40,000	39,820
Morgan Stanley, 6.88%, Series F, Pfd.(c)		5,000	140,750
			223,877
Life & Health Insurance–0.12%
MetLife, Inc., 3.85%, Series G, Pfd.(c)		39,000	40,365
Multi-Utilities–0.05%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)		18,000	18,864
Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)		30,000	31,800
Total Preferred Stocks (Cost $760,734)			807,488
	Principal Amount
Agency Credit Risk Transfer Notes–0.48%
Fannie Mae Connecticut Avenue Securities,
Series 2018-C05, Class 1M2, 2.46% (1 mo. USD LIBOR + 2.35%), 01/25/2031(e)		$20,309	20,398
Series 2019-R03, Class 1M2, 2.26% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)		23,953	24,090
Series 2019-R06, Class 2M2, 2.21% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)		31,663	31,828
Freddie Mac,
Series 2020-DNA5, Class M2, STACR®, 2.82% (SOFR + 2.80%), 10/25/2050(b)(e)		75,000	75,778
Series 2020-DNA5, Class M1, STACR®, 1.32% (SOFR + 1.30%), 10/25/2050(b)(e)		15,439	15,458
Total Agency Credit Risk Transfer Notes (Cost $166,761)			167,552
Non-U.S. Dollar Denominated Bonds & Notes–0.40%(l)
Movies & Entertainment–0.40%
Netflix, Inc., 3.88%, 11/15/2029 (Cost $111,565)(b)	EUR	100,000	140,043
	Shares
Money Market Funds–7.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)		864,604	864,604
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)		737,290	737,585
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	988,119	$988,119
Total Money Market Funds (Cost $2,590,035)		2,590,308
TOTAL INVESTMENTS IN SECURITIES–104.51% (Cost $36,210,431)		36,445,962
OTHER ASSETS LESS LIABILITIES—(4.51)%		(1,574,229)
NET ASSETS–100.00%		$34,871,733
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $12,602,530, which represented 36.14% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(f)	Restricted security. The value of this security at period end represented less than 1% of the Fund’’s Net Assets.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,152,387	$2,237,396	$(2,525,179)	$-	$-	$864,604	$68
Invesco Liquid Assets Portfolio, Institutional Class	943,049	1,598,140	(1,803,699)	(63)	158	737,585	61
Invesco Treasury Portfolio, Institutional Class	1,317,014	2,557,023	(2,885,918)	-	-	988,119	26
Total	$3,412,450	$6,392,559	$(7,214,796)	$(63)	$158	$2,590,308	$155

(n)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	35	June-2021	$7,725,430	$(7,724)	$(7,724)
U.S. Treasury 5 Year Notes	18	June-2021	2,221,172	(21,519)	(21,519)
Subtotal—Long Futures Contracts				(29,243)	(29,243)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	26	June-2021	$(3,404,375)	$90,132	$90,132
U.S. Treasury 10 Year Ultra Bonds	15	June-2021	(2,155,313)	77,781	77,781
U.S. Treasury Ultra Bonds	4	June-2021	(724,875)	34,179	34,179
Subtotal—Short Futures Contracts				202,092	202,092
Total Futures Contracts				$172,849	$172,849

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
05/17/2021	Citibank N.A.	EUR	251,000	USD	304,739	$10,140

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$18,403,236	$—	$18,403,236
U.S. Treasury Securities	—	6,700,365	—	6,700,365
Asset-Backed Securities	—	4,775,576	—	4,775,576
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,861,394	—	2,861,394
Preferred Stocks	156,342	651,146	—	807,488
Agency Credit Risk Transfer Notes	—	167,552	—	167,552
Non-U.S. Dollar Denominated Bonds & Notes	—	140,043	—	140,043
Money Market Funds	2,590,308	—	—	2,590,308
Total Investments in Securities	2,746,650	33,699,312	—	36,445,962
Other Investments - Assets*
Futures Contracts	202,092	—	—	202,092
Forward Foreign Currency Contracts	—	10,140	—	10,140
	202,092	10,140	—	212,232
Other Investments - Liabilities*
Futures Contracts	(29,243)	—	—	(29,243)
Total Other Investments	172,849	10,140	—	182,989
Total Investments	$2,919,499	$33,709,452	$—	$36,628,951

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Core Plus Bond Fund